New Fiber Cloth Technology, Inc.

PO Box 461029

Glendale, CO 80246

April 25, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:   New Fiber Cloth Technology, Inc. (formerly: Park Hill Capital III Corp.)

Ladies and Gentleman,

New Fiber Cloth Technology, Inc. (the "Company") acknowledges that the Company is responsible for the adequacy and accuracy of the disclosure in the filing of its Form 8-K/A dated April 25, 2007.  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing.  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

NEW FIBER CLOTH TECHNOLOGY, INC.

____________________________________

                                                            Parker Seto, Chief Financial Officer

807690.1